CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 22,472	$ 163,563	$ 297,528
Accounts receivable	6,939
Prepaid expenses and other current assets	22,420	14,552	10,972
TOTAL CURRENT ASSETS	51,831	178,115	308,500
Property and equipment, net	2,019	1,999	1,512
TOTAL ASSETS	53,850	180,114	310,012
CURRENT LIABILITIES:
Accounts payable and accrued expenses	263,787	139,637	53,704
Accounts payable and accrued expenses - related party	18,400	31,900
Convertible notes payable, net	373,942		1,057,595
Other liabilities - short term	6,642	5,454	62,522
Loans payable - related party	297,000	50,000	34,252
TOTAL CURRENT LIABILITIES:	959,771	226,991	1,208,073
Other liabilities	1,416	7,095	12,620
TOTAL LIABILITIES	961,187	234,086	1,220,693
Commitments and contingencies
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value; 10,000,000 shares authorized, 0 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively
Common stock, $0.001 par value; 200,000,000 shares authorized, 19,250,626 and 19,205,624 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	19,251	19,206	9,907
Additional paid in capital	2,608,207	2,595,034	321,522
Accumulated deficit	(3,534,766)	(2,668,212)	(1,242,110)
Accumulated other comprehensive income	(29)
TOTAL STOCKHOLDERS' DEFICIT	(907,337)	(53,972)	(910,681)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 53,850	$ 180,114	$ 310,012